Schedule I - Condensed Financial Information of Parent Company - Balance Sheets (Parenthetical) (Detail) (USD $)	May 31, 2014	May 31, 2013
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	157,758,666	156,695,987
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	157,758,666	156,695,987